Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable – billed	$ 194	$ 278
Accounts receivable – unbilled	240	194
Other receivables	28	28
Billed and unbilled trade receivables and other receivables	462	500
Total	$ 454	$ 498